Pension and Other Postretirement Benefits (Tables)	3 Months Ended
Mar. 31, 2026
Defined Benefit Plan Disclosure [Line Items]
Schedule of components of net periodic benefit costs
Presented in the table below are the components of net periodic benefit costs:

	For the Three Months Ended March 31,
	2026	2025
Components of net periodic pension benefit cost:
Service cost	$3	$3
Interest cost	20	21
Expected return on plan assets	(23)	(22)
Amortization of prior service credit	—	(1)
Amortization of actuarial loss	4	5

Net periodic pension benefit cost	$4	$6

Components of net periodic other postretirement benefit credit:
Interest cost	$3	$3
Expected return on plan assets	(3)	(3)
Amortization of prior service credit	(6)	(8)

Net periodic other postretirement benefit credit	$(6)	$(8)